Operating Lease	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
OPERATING LEASE

NOTE 11—OPERATING LEASES

On April 5, 2019, the Company entered into a lease agreement with S.H.J., L.L.C., a Missouri limited liability company and affiliate of the Company at that time. The lease is for a term five (5) years and provides for a base rent of $45,000 per month. In addition, the Company is responsible for all taxes and insurance premiums during the lease term. In the event of late payment, interest shall accrue on the unpaid amount at the rate of eighteen percent (18%) per annum. The lease contains customary events of default.

On January 13, 2021, the Company entered into a lease agreement with Westgate 200, LLC for a new premises in St. Charles, Missouri. The lease is for a term of 63 months with two (2) options to renew for additional five (5) year periods and provides for a base rent of $4.35 per square foot per year with 2.5% annual increases and a three-month abatement, resulting in a base rent during the first year of $20,977 per month, increasing to a base rent during the fifth year of $23,147 per month. The Company must also pay its 29% pro rata portion of the property taxes, operating expenses and insurance costs and is also responsible to pay for the utilities used on the premises. The lease contains customary events of default.

On March 31, 2021, the Company amended the lease agreement with Westgate 200, LLC that increased the space available to the Company. The amendment increased the Company's share of the pro rata portion property taxes, operating expenses and insurance costs from 29% to 43.4%. The initial term of the lease is extended by one year to April 30, 2027. Monthly rent payments remain at $20,977 until September 30, 2021 and increase to $31,465 per month until April 30, 2022 and then increases at approximately 2.5% per month every year. In connection with the new leases, the Company recorded a Right of Use asset and liability of $1,954,022 representing the present value of future lease payments.

During the three months ended March 31, 2021, the Company accrued rent expense of $62,386. During the three months ended March 31, 2020, the Company paid and expensed rent payments of $135,000.

Supplemental balance sheet information related to leases at March 31, 2021 was as follows:

Operating lease right-of-use assets	$3,404,861

Lease liabilities, current portion	$664,043
Lease liabilities, long-term	2,803,203
Total operating lease liabilities	$3,467,246

Weighted average remaining lease term (months)	57

Weighted average discount rate	5.9%

Maturities of the lease liabilities for each of the next five years is as follows:

2021 (remainder of year)	$604,279
2022	923,945
2023	933,493
2024	538,041
2025	413,168
Thereafter	565,936
Total lease payments	$3,978,862
Less imputed interest	(511,616)
Total lease liability	$3,467,246

NOTE 15—OPERATING LEASE

On April 5, 2019, the Company entered into a lease agreement with S.H.J., L.L.C., a Missouri limited liability company and affiliate of the Company at that time. The lease is for a term five (5) years and provides for a base rent of $45,000 per month. In addition, the Company is responsible for all taxes and insurance premiums during the lease term. In the event of late payment, interest shall accrue on the unpaid amount at the rate of eighteen percent (18%) per annum. The lease contains customary events of default, including if: (i) the Company shall fail to pay rent within five (5) days after the due date; (ii) any insurance required to be maintained by the Company pursuant to the lease shall be canceled, terminated, expire, reduced, or materially changed; (iii) the Company shall fail to comply with any term, provision, or covenant of the lease and shall not begin and pursue with reasonable diligence the cure of such failure within fifteen (15) days after written notice thereof to the Company; (iv) the Company shall become insolvent, make an assignment for the benefit of creditors, or file a petition under any section or chapter of the Bankruptcy Code, or under any similar law or statute of the United States of America or any State thereof; or (v) a receiver or trustee shall be appointed for the leased premises or for all or substantially all of the assets of the Company.

During the year ended December 31, 2020 and the period April 6 to December 31, 2019, the Company paid and expensed rent payments of $540,000 and $397,500, respectively.

At December 31, 2019, the operating lease right of use asset was $2,000,755. Supplemental balance sheet information related to lease at December 31, 2020 was as follows:

Operating lease right-of-use asset	$1,578,235

Lease liability, current portion	$450,712
Lease liability, long-term	1,127,523
Total operating lease liability	$1,578,235

Weighted average remaining lease term (months)	39

Weighted average discount rate	6.5%

Maturities of the lease liability for each of the next five years is as follows:

2021	$540,000
2022	540,000
2023	540,000
2024	135,000
Total lease payments	$1,755,000

Less imputed interest	(176,765)
Total lease liability	$1,578,235